Disclosure of detailed information for convertible debt obligations are classified between current and non-current liabilities (Details) - USD ($)	Nov. 30, 2022	Aug. 31, 2022	Nov. 30, 2021	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Total convertible debt obligation	$ 6,778,288	$ 7,250,603	$ 8,185,564	$ 9,951,496
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation	295,227
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation	6,483,061
2020 Series Convertible Debentures [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation	1,755,783	2,267,367	1,943,682	2,097,127
2020 Series Convertible Debentures [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation	295,227
2020 Series Convertible Debentures [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation	1,460,556
EB CD [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation	5,022,505	$ 4,983,236	$ 5,628,059	$ 6,939,941
EB CD [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation
EB CD [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation	$ 5,022,505